Cover	Apr. 16, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 16, 2020
Entity File Number	001-34063
Entity Registrant Name	LendingTree, Inc.
Entity Central Index Key	0001434621
Entity Tax Identification Number	26-2414818
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11115 Rushmore Drive
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	(704)
Local Phone Number	541-5351
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	TREE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false